Accrued Liabilities Accrued Liabilities Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Accrued Liabilities, Current [Abstract]
Refundable deposits, contracted	$ 240
Refundable deposits, proceeds	$ 160